DOCUMENT AND ENTITY INFORMATION - USD ($)	12 Months Ended
	Jul. 31, 2017	Sep. 01, 2017	Jan. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	MAYS J W INC
Entity Central Index Key	0000054187
Current Fiscal Year End Date	--07-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	mays
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		2,015,780
Entity Public Float			$ 16,986,951